FINANCE LEASES - Outstanding Obligations Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Lease, Liability, Payment, Due [Abstract]
2022	$ 29,061
2023	24,484
2024	24,553
2025	22,551
2026	20,617
Thereafter	32,977
Minimum lease payments	154,243
Less: imputed interest	(26,513)
Present value of obligations under finance leases	$ 127,730	$ 151,205	$ 168,708